Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

Related party balances with BIHL, FGRBPL and FGR

The Company has various related party transactions with FGRBPL, its parent, BIHL and BIHL’s consolidated subsidiaries. These transactions primarily relate to mine maintenance services provided by FGRBPL to BGBPL in connection with the TSA. In order to fund these transactions, at times, money is advanced to a BIHL consolidated entity, thereby creating a due from/due to balance. BIHL through its subsidiaries carry out the business activities of the mine and the amounts advanced are used to fund these activities. The break-out of this net balance due as of June 30, 2026 and December 31, 2025 by BIHL consolidated entity is as follows:

Legal entity name	As of June 30, 2026	As of December 31, 2025
	(due to)/ due from	(due to)/ due from
FGR-BPL	$(3,617,908)	$(4,095,827)
Future Global Resources Limited (“FGR”)	2,129,455	2,164,636
Blue International Holdings Limited (“BIHL”)	2,337,202	2,437,041
	$848,749	$505,850

At June 30, 2026 and December 31, 2025, BIHL and its consolidated subsidiaries owed the Company and its consolidated subsidiaries a net amount of $848,749 and $505,850, respectively, which is included in advance to related parties on the accompanying condensed consolidated balance sheets. The balance is due on demand. Interest is calculated on a monthly basis based on SOFR plus 1% on funds advanced as well as funds received. For the six months ended June 30, 2026 and 2025, a net amount of related party interest income of $510 and $44,953, respectively, was recorded in the condensed consolidated statements of operations and comprehensive loss and remains accrued at June 30, 2026 and is included in advance to related parties in the condensed consolidated balance sheets.

Other Related party balances

Prior to the close of the Business Combination, the sponsor of PC4 and another affiliated company advanced the Company funds to pay certain working capital costs. On June 25, 2025, BGL assumed $315,904 of these balances. At June 30, 2026 and December 31, 2025, the Company owed the sponsor of PC4, affiliated companies and a former officer an aggregate of $577,308 and $555,147, respectively, which is included in accounts payable – related party, net on the accompanying condensed consolidated balance sheets.

During the six months ended June 30, 2026, the Company incurred $1,615,000 of investor relations expenses to Kaela Ritchie, the spouse of the Company’s current Executive Chairman. In addition, at June 30, 2026, the Company accrued an additional $250,000 owed to Ms. Ritchie pursuant to advisory services. At June 30, 2026, $1,865,000 is included in accounts payable – related party, net on the accompanying condensed consolidated balance sheets. Mr. Clark was appointed Executive Chairman effective September 17, 2026.

At June 30, 2026 BGHL owed BCMP $24,986. At December 31, 2025, BCMP owed BGHL $24,098, being the balance owing pursuant to the December 2025 Securities Purchase Agreement net of the balance outstanding on June 25, 2025 from the consideration payable pursuant to the March 2025 Preferred Stock Purchase Agreement, which is included in advance to related parties on the accompanying condensed consolidated balance sheets.